Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 10,464	$ 1,591	$ 19,846	$ 3,808	$ 16,592	$ 104	$ (16,028)
OTHER COMPREHENSIVE INCOME
Unrealized gains on interest rate swaps, net of tax					0	0	2,360
Reclassification adjustment for realized losses on interest rate swaps					0	771	0
Foreign currency translation adjustment, net of tax	325	(1,104)	699	(239)	187	(290)	490
Comprehensive income (loss)	$ 10,789	$ 487	$ 20,545	$ 3,569	$ 16,779	$ 585	$ (13,178)